Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 1,147	$ 1,231	$ 1,222
Other comprehensive income (loss):
Change in gross unrealized investment gains/losses	122	(338)	164
Effect of income taxes	(44)	124	(60)
Total change in unrealized investment gains/losses, net of tax	78	(214)	104
Reclassification adjustment for net realized gains included in investment income	(20)	(22)	(33)
Effect of income taxes	7	8	12
Total reclassification adjustment, net of tax	(13)	(14)	(21)
Other comprehensive income (loss), net of tax	65	(228)	83
Comprehensive income	$ 1,212	$ 1,003	$ 1,305